Average Annual Total Returns - Invesco RAFI Strategic US ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Invesco Strategic US Index (reflects no deduction for fees, expenses or taxes) 1 Year	Invesco Strategic US Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Sep. 12, 2018	28.97%	10.13%	28.39%	9.60%	17.51%	7.68%	29.23%	10.31%	31.43%	10.72%